Digital Assets - Schedule of Composition of Digital Assets (Details)	Jun. 30, 2026 USD ($)
Schedule of Composition of Digital Assets [Line Items]
Total digital assets, Units	2,003,139
Total digital assets, Cost Basis	$ 547
Total digital assets, Fair Value	$ 3,708,612
Native BNB [Member]
Schedule of Composition of Digital Assets [Line Items]
Total digital assets, Units	3,136
Total digital assets, Cost Basis	$ 546
Total digital assets, Fair Value	$ 1,710,836
Tether USD [Member]
Schedule of Composition of Digital Assets [Line Items]
Total digital assets, Units	2,000,003
Total digital assets, Cost Basis	$ 1
Total digital assets, Fair Value	$ 1,997,776